UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23226

Listed Funds Trust
615 East Michigan Street, Milwaukee, Wisconsin 53202

Gregory Bakken, President/Principal Executive Officer
Listed Funds Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Registrant's telephone number, including area code: (414) 516-3097

Date of fiscal year end: September 30

Date of reporting period: July 1, 2022 – June 30, 2023

Item 1. Proxy Voting Record.

Fund Name: Preferred-Plus ETF Date of Reporting Period: July 1, 2022 - June 30, 2023
Company Name	Meeting Date	Provider Security ID	Ticker	Meeting Type

Cohen & Steers Ltd Dur. Pfd & Inc. Fund Inc.	4/26/2023	19248C105 1 of 2	LDP	Annual

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For	1. Director
01. Michael G. Clark
02. Dean A Junkans
03. Romona Roger-Windsor

Company Name	Meeting Date	Provider Security ID	Ticker	Meeting Type

Cohen & Steers Ltd Dur. Pfd & Inc. Fund Inc.	4/26/2023	19248C105 2 of 2	LDP	Annual

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For	1. Director
01. Michael G. Clark
02. Dean A Junkans
03. Romona Roger-Windsor

Fund Name: Dividend Performers ETF Date of Reporting Period: July 1, 2022 - June 30, 2023
Company Name	Meeting Date	Provider Security ID	Ticker	Meeting Type

McKesson	7/21/2022	58155Q103	MCK	Annual

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

	For	1. Directors	Issuer
For		Richard Carmona MD
For		W. Roy Dunbar
For		James Hinton
For		Donald Knauss
For		Bradley Lerman
For		Linda Mantia
For		Maria Martinez
For		Susan Salka
For		Brian Tyler
For		Kathleen Wilson-Thompson
For	For	2. Ratification of appointment of Deloitte & Touche LLP as independent registered public accounting firm for fiscal year 2023	Issuer
For	For	3. Advisory vote on executive compensation	Issuer
For	For	4. Approval of our 2022 stock plan	Issuer
For	For	5. Approval of amendment to our 2000 Employee Stock Purchase Plan	Issuer
Against	Against	6. Shareholder proposal on special shareholder meeting improvement	Share Holder
Against	Against	7. Shareholder proposal on transparency in Rule 10b5-1 Trading Policy	Share Holder

Company Name	Meeting Date	Provider Security ID	Ticker	Meeting Type

Microchip Technology Inc.	8/23/2022	595017104 1:2	MCHP	Annual

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

	For	1. Election of Directors:	Issuer
For		Matthew Chapman
For		Esther Johnson
For		Karlton Johnson
For		Wade Meyercord
For		Ganesh Moorthy
For		Karen Rapp
For		Steve Sanghi
For	For	2. Proposal to ratify appointment of Ernst & Young LLP a registered public accounting firm of Microchip for fiscal year ending March 31, 2023	Issuer
For	For	3. Proposal approve, on an advisory (non-binding) basis, the compensation of named executives	Issuer

Company Name	Meeting Date	Provider Security ID	Ticker	Meeting Type

Microchip Technology Inc.	8/23/2022	595017104 2:2	MCHP	Annual

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

	For	1. Election of Directors:	Issuer
For		Matthew Chapman
For		Esther Johnson
For		Karlton Johnson
For		Wade Meyercord
For		Ganesh Moorthy
For		Karen Rapp
For		Steve Sanghi
For	For	2. Proposal to ratify appointment of Ernst & Young LLP a registered public accounting firm of Microchip for fiscal year ending March 31, 2023	Issuer
For	For	3. Proposal approve, on an advisory (non-binding) basis, the compensation of named executives	Issuer

Company Name	Meeting Date	Provider Security ID	Ticker	Meeting Type
Paychex	10/13/2022	704326107	PAYX	Annual

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

	For	1. Election of Directors:	Issuer
For		Martin Mucci
For		Thomas Bonadio
For		Joseph Doody
For		David J S Flaschen
For		B Thomas Golisano
For		Pamela Joseph
For		Kevin Price
For		Joseph Tucci
For		Joseph Velli
For		Kara Wilson
For	For	2. Advisory vote to approve named executive officer compensation	Issuer
For	For	3. Ratification of selection of PricewaterhouseCoopers LLP to serve as independent registered public accounting firm	Issuer

Company Name	Meeting Date	Provider Security ID	Ticker	Meeting Type

Applied Industrial Technologies, Inc.	10/25/2022	03820C105	AIT	Annual

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

	For	1. Election of Directors	Issuer
For		Mary Dean Hall
For		Dan Komnenovich
For		Joe Raver
For	For	2. Say on Pay - to approve, through a nonbinding advisory vote, the compensation of Applied's name executive officers	Issuer
For	For	3. Ratify the Audit Committee's appointment of independent auditors	Issuer

Company Name	Meeting Date	Provider Security ID	Ticker	Meeting Type

KLA Corporation	11/2/2022	482480100	KLAC	Annual

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

	For	1. Election of Director nominees	Issuer
For		Robert Calderoni
For		Jeneanne Hanley
For		Emiko Higashi
For		Kevin Kennedy
For		Gary Moore
For		Marie Myers
For		Kiran Patel
For		Victor Peng
For		Robert Rango
For		Richard Wallace
For	For	2. To ratify appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for the fiscal year ending June 30, 2023	Issuer
For	For	3. To approve on a non-binding, advisory basis our named executive officer compensation	Issuer
Against	Against	4. To consider a stockholder proposal requesting our Board to issue a report regarding net zero targets and climate transition planning, if properly presented at the meeting	Security Holder

Company Name	Meeting Date	Provider Security ID	Ticker	Meeting Type

Cintas Corporation	10/25/2022	172908105.00	CTAS	Annual

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

	For	1. Election of Directors:	Issuer
For		Gerald Adolph
For		John Barrett
For		Melanie Barstad
For		Karen Carnahan
For		Robert Coletti
For		Scott Farmer
For		Joseph Scaminace
For		Todd Schneider
For		Ronald Tysoe
For		2. To approve on an advisory basis, named executive officer compensation	Issuer
For		3. Ratify Ernst & Young LLP as independent registered public accounting firm for fiscal year 2023	Issuer
For		4. Approval of amendments to the Company's restated articles of incorporation to eliminate the supermajority voting requirement for business combinations with interested persons	Issuer
For		5. Approval of amendments to the Company's restate articles of incorporation to eliminate the supermajority voting requirement to remove directors for cause	Issuer
For
6.  Approval of amendments to the Company's restated articles of Incorporation to eliminate the supermajority voting requirement for shareholder approval of mergers, share exchanges, asset sales and dissolutions.
Issuer
Against	Against	7/ Shareholder proposal regarding special shareholder meeting improvement, if properly presented at the meeting	Security Holder
Against	Against	8. Shareholder proposal regarding report on political contributions, if properly presented at the meeting	Security Holder

Company Name	Meeting Date	Provider Security ID	Ticker	Meeting Type

Oracle Corporation	11/16/2022	68389X105	ORCL	Annual

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

	For	1. Election of Directors	Issuer
For		Awo Ablo
For		Jeffrey Berg
For		Michael Boskin
For		Safra Catz
For		Bruce Chizen
For		George Conrades
For		Lawrence Ellison
For		Rona Fairhead
For		Jeffrey Henley
For		Renee James
For		Charles Moorman
For		Leon Panetta
For		William Parrett
For		Naomi Seligman
For		Vishal Sikka
For	For	2. Advisory vote to approve the compensation of our named executive officers	Issuer
For	For	3. Ratification of the selection of our independent registered public account firm	Issuer

Company Name	Meeting Date	Provider Security ID	Ticker	Meeting Type

Donaldson Company	11/18/2022	257651108.00	DCI	Annual

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

	For	1 Election of Board of Directors:	Issuer
For		Douglas Milroy
For		Willard Oberton
For		Richard Olson
For		Jacinith Smiley
For	For	2. Non-binding advisory vote on the compensation of our Named Executive Officers	Issuer
For	For	3. Ratification of appointment of PricewaterhouseCoopers LLP as DCI's independent registered public accounting firm for the fiscal year ending July 31, 2023	Issuer

Company Name	Meeting Date	Provider Security ID	Ticker	Meeting Type

Accenture PLS	2/1/2023	G1151C101	CAN	Annual

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

	For	1 Election of Board of Directors:	Issuer
For		Jaime Ardila
For		Nancy McKinstry
For		Beth Mooney
For		Gilles Pelisson
For		Paula Price
For		Venkata (Murthy) Renduchintala
For		Arun Sarin
For		Julie Sweet
For		Tracy Travis
For	For	2. To approve, in a non-binding vote, the compensation of our named executive officers	Issuer
For 1 yr	For 1 yr	3. to approve in a non-binding vote the frequency f future non-binding votes to approve the compensation of our named executive officers	Issuer
For	For	4. Ratify in a non-binding vote, the appointment of KPMG LLP as auditor of ACN and to authorize, in a binding vote, the Audit Committee of the Board of Directors to determine KPMG's remuneration	Issuer
For	For	5. To grant the Board of Directors the authority to issue shares under Irish law	Issuer
For	For	6. To grant the Board of Directors the authority to opt-out of pre-emption rights under Irish law	Issuer
For	For	7. To determine the price range at which CAN can re-allot shares that it acquires as treasury shares under Irish law.	Issuer

Company Name	Meeting Date	Provider Security ID	Ticker	Meeting Type

Emerson Electric	2/7/2023	291011104	EMR	Annual

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

	For	1. Election of Directors:	Issuer
For		1a. Election of Director for terms ending in 2026: Martin Craighead
For		1b. Election of Director for terms ending in 2026: Gloria Flach
For		1c. Election of Director for terms ending in 2026: Matthew Levatich
For	For	2. Ratification of KPMG LLP as independent registered public accounting firm	Issuer
For	For	3. Approval by non-binding advisory vote of Emerson Electric Co executive compensation	Issuer
1 yr	1 yr	4. Advisory vote on frequency of future shareholder advisory approval of the Company's executive compensation	Issuer

Company Name	Meeting Date	Provider Security ID	Ticker	Meeting Type

ABM Industries Inc.	3/22/2023	000957100	ABM	Annual

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

	For	1 Election of Directors:	Issuer
For		1a. Election of Director: Quincy Allen
For		1b. Election of Director: LeighAnne Baker
For		1c. Election of Director: Donald Colleran
For		1d. Election of Director: James DeVries
For		1e. Election of Director: Art Garcia
For		1f. Election of Director: Thomas Gartland
For		1g. Election of Director: Jill Golder
For		1h. Election of Director: Sudhakar Kesevan
For		1i. Election of Director: Scott Salmirs
For		1j. Election of Director: Winifred Webb
For	For	2. Advisory vote to approve executive compensation	Issuer
1Yr	1 Yr	3. Advisory vote on the frequency of the advisory vote to approve executive compensation	Issuer
For	For	4. To ratify the appointment of KPMG LLP as ABM Industries Inc. independent registered public accounting firm for the fiscal year ending October 31, 2023	Issuer

Company Name	Meeting Date	Provider Security ID	Ticker	Meeting Type

Broadcom Inc.	4/3/2023	11135F101	AVGO	Annual

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

	For	1. Election of Directors	Issuer
For		1a. Election of Director: Diane Bryant
For		1b. Election of Director: Gayla Delly
For		1c. Election of Director: Raul Fernandez
For		1d. Election of Director: Eddy Hartenstein
For		1e. Election of Director: Check Kian Low
For		1f. Election of Director: Justine Page
For		1g. Election of Director: Henry Samueli
For		1h. Election of Director: Hock E. Tan
For		1i. Election of Director: Henry L You
For	For	2. Ratification of appointment of Pricewaterhouse Coopers LLP as independent registered public accounting firm for fiscal year ending October 29, 2023	Issuer
For	For	3. Approve an amendment and restatement of the 2021 Stock Incentive Plan	Issuer
For	For	4. Advisory vote to approve the named executive officer compensation	Issuer
For 1 yr	For 1 yr	5. Advisory vote on the frequency of the advisory vote on named executive officer compensation	Issuer

Company Name	Meeting Date	Provider Security ID	Ticker	Meeting Type

Genuine Parts Co.	5/1/2023	372460105	GPC	Annual

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

	For	1. Election of Directors:	Issuer
For		1a. Election of Director: Elizabeth Camp
For		1b. Election of Director: Richard Cox Jr
For		1c. Election of Director: Pau Donahue
For		1d. Election of Director: Gary Fayard
For		1e. Election of Director: P Russell Hardin
For		1f. Election of Director: John Holder
For		1g. Election of Director: Donna Hyland
For		1h. Election of Director: John D Johns
For		1i. Election of Director: Jean-Jacques Lafont
For		1j. Election of Director: Robert C "Robin" Loudermilk Jr
For		1k. Election of Director: Wendy Needham
For		1l. Election of Director: Juliette Pryor
For		1m. Election of Director: E Jenner Wood III
For	For	2. Advisory vote on executive compensation	Issuer
For 1 yr	For 1 yr	3. Frequency of advisory vote on executive compensation	Issuer
For	For	4. Ratification of selection of Ernst & Young LLP as Company's independent auditor for the fiscal year ending Dec. 31, 2023	Issuer

Company Name	Meeting Date	Provider Security ID	Ticker	Meeting Type

Amerisourcebergen Corp	3/8/2023	03073E105	ABC	Annual

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

	For	1. Election of Directors	Issuer
For		1a.Ornella Barra
For		1b. Steven Collis
For		1c. D Mark Duncan
For		1.d Richard Gochnauer
For		1.e Lon Greenberg
For		1f. Kathleen Hyle
For		1g. Lorence Kim MD
For		1h. Henry McGee
For		1i. Redonda Miller MD
For		1j. Dennis Nally
For	For	2. Ratification of Ernst & Young LLP as independent registered public accounting firm for fiscal year 2023	Issuer
For	For	Advisory vote to approve compensation of Company's named executive offices	Issuer
For 1 yr	For 1 yr	4. Advisory vote on frequency of shareholder vote on compensation of Company's named executive officers	Issuer
For	For	5. Shareholder proposal regarding shareholder ratification of termination pay	Issuer

Company Name	Meeting Date	Provider Security ID	Ticker	Meeting Type

The Sherwin-Williams Co	4/19/2023	824348106	SHW	Annual

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

	For	1. Election of Directors	Issuer
For		1a. Kerrii Anderson
For		1b. Arthur Anton
For		1c. Jeff Fettig
For		1d. John Morikis
For		1e. Christine Poon
For		1f. Aaron Powell
For		1g. Marta Stewart
For		1h. Michael Thaman
For		1i. Matthew Thornton III
For	For	2. Advisory approval on compensation of named executives	Issuer
For 1 yr	For 1 yr	3. Advisory approval on frequency of the advisory vote on the compensation of named executives	Issuer
For	For	4. Ratification of appointment of Ernst & Young LLP as independent registered public accounting firm	Issuer

Company Name	Meeting Date	Provider Security ID	Ticker	Meeting Type

Snap-On Inc.	4/27/2023	833034101	SNA	Annual

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

	For	1. Election of Directors	Issuer
For		1a. David Adams
For		1b. Karen Daniel
For		1c. Ruth Ann Gillis
For		1d. James Holden
For		1e. Nathan Jones
For		1f. Henry Knueppel
For		1g. W Dudley Lehman
For		1h. Nicholas Pinchuk
For		1i. Gregg Sherrill
For		1j. Donald Stebbins
For	For	2. Proposal to ratify appointment of Deloitte& Touche LLP as SNA's independent registered public accounting firm for fiscal 2023	Issuer
For	For	3. Advisory vote to approve compensation of SNA's namedeecutive officers, as disclosed in "Compensation Discussion and Analysis" and "Executive Compensation Information" in the Proxy Statement	Issuer
For	For	4. Advisory vote related to the frequency of future advisory votes to approve the compensation of SNA's named executive officers	Issuer

Company Name	Meeting Date	Provider Security ID	Ticker	Meeting Type

Abbott Laboratories	4/28/2023	002824100	ABT	Annual

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

	For	1. Election of Directors	Issuer
For		1a. R J Alpern
For		1b. C Babineaux-Fontenot
For		1c. S E Blount
For		1d. R B Ford
For		1e. P Gonzalez
For		1f. M A Kumbier
For		1g. D W McDew
For		1h. N McKinstry
For		1i. M G O'Grady
For		1j. M F Roman
For		1k. D J Starks
For		1l. J G Stratton
For	For	2. Ratification of Ernst & Young LLP as auditors	Issuer
For	For	3. So on Pay - an advisory vote on the approval of executive compensation	Issuer
For 1 yr	For 1 yr	4. Say when on Pay - an advisory vote on the approval of the frequency of shareholder votes on executive compensation	Issuer
For	For	5. Shareholder proposal - special shareholder meeting threshold	Shareholder
For	For	6. Shareholder proposal - Independent Board Chairman	Shareholder
For	For	7. Shareholder Proposal - Lobbying Disclosure	Shareholder
For	For	8. Shareholder Proposal - Incentive Compensation	Shareholder

Company Name	Meeting Date	Provider Security ID	Ticker	Meeting Type

Fastenal Co	4/22/2023	311900104	FAST	Annual

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

	For	1. Election of Directors	Issuer
1a. Scott Satterlee
1b. Michael Ancius
1c. Stephen Eastman
1d. Daniel Florness
1e. Rita Heise
1f. Hsenghung Sam Hsu
1g. Daniel Johnson
1h. Nicholas Lundquist
1i. Sarah Nielsen
1j. Reyne Wisecup
For	For	2. Ratification of appointment of KPMG LLP as independent registered public accounting firm for the 2023 fiscal year.	Issuer
For	For	3. Approval, by non-binding vote, of executive compensation	Issuer
For 1 yr	For 1 yr	4. Approval, by non-binding vote, on the frequency of future executive compensation votes	Issuer

Company Name	Meeting Date	Provider Security ID	Ticker	Meeting Type

Avery Dennison Corp.	4/27/2023	053611109	AVY	Annual

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

	For	1. Election of Directors
1a. Bradley Alford
1b. Anthony Anderson
1c. Mitchell Butier
1d. Ken Hicks
1e. Andres Lopez
1f. Francesca Reverberi
1g. Patrick Siewert
1h. Julie Sullivan
1i. Martha Sullivan
1j. William Wagner
For	For	2. Approval, on an advisory basis, of our executive compensation	Issuer
For 1 yr	For 1 yr	3. Approval, on an advisory basis, of the frequency of advisory votes to approve executive compensation	Issuer
For	For	Ratification of the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for fiscal year 2023	Issuer

Company Name	Meeting Date	Provider Security ID	Ticker	Meeting Type

Johnson&Johnson	4/27/2023	478160104	JNJ	Annual

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

	For	1. Election of Directors	Issuer
1a. Darius Adamczyk
1b. Mary Beckerle
1c. D Scott Davis
1d. Jennifer Doudna
1e. Joaquin Duato
1f. Marilyn Hewson
1g. Paula Johnson
1h. Hubert Joly
1i. Mark McClellan
1j. Anne Mulcahy
1k. Mark Weinberger
1l. Nadja West
For	For	2. Advisory vote to approve named executive officer compensation	Issuer
For 1 yr	For 1 yr	3. Advisory vote on frequency of voting to approve named executive officer compensation	Issuer
For	For	4. Ratification of appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm	Issuer
Against	NONE	5. Proposal withdrawn (federal securities Laws mandatory arbitration bylaw)	Shareholder
Against	Against	6. Vaccine pricing report	Shareholder
Against	Against	7. Executive compensation adjustment policy	Shareholder
Against	Against	8. Impact of extended patent exclusives on product access	Shareholder

Company Name	Meeting Date	Provider Security ID	Ticker	Meeting Type

Lincoln Electric Holdings, Inc	4/19/2023	533900106	LECO	Annual

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

	For	1. Election of Directors:	Issuer
Brian Chambers
Curtis Espeland
Patrick Goris
Michael Hilton
Kathryn Jo Lincoln
Christopher Mapes
Phillip Mason
Ben Patel
Hellene Runtagh
Kylle Walker
For	For	2. Ratification of appointment of Ernst & Young LLP as independent registered public accounting firm for the year ending December 31, 223	Issuer
For	For	3. To approve, on an advisory basis, the compensation of our named executive officers	Issuer
For 1 yr	For 1 yr	4. To recommend, on an advisory basis, the frequency of future advisory votes to approve the compensation of our named executive officers	Issuer
For	For	5. To approve Lincoln Electric's 2023 equity and incentive compensation plan	Issuer
For	For	6. To approve Lincoln Electric's 2023 Stock Plan for non-employee directors	Issuer

Company Name	Meeting Date	Provider Security ID	Ticker	Meeting Type

W.W. Grainger Inc	4/26/2023	384802104	GWW	Annual

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

	For	1. Election of Directors	Issuer
1a. Rodney Adkins
1b. V Ann Hailey
1c. Katherine Jaspon
1d. Stuart Levenick
1e. D.G. Macpherson
1f. Neil Novich
1g. Beatriz Perez
1h. E Scott Santi
1i. Susan Slavik Williams
1j. Lucas Watson
1k. Steven White
For	For	2. Proposal ratify appointment of Ernst & Young LLp as independent auditor for the year ending December 31, 2023	Issuer
For	For	3. Say on Pay proposal to approve on a non-binding advisory basis the compensation of GWW named executive officers	Issuer
For 1 yr	For 1 yr	4. Say when on Pay proposal to select on a non-binding advisory basis the frequency of the advisory vote on compensation of GWW named executive officers	Issuer

Company Name	Meeting Date	Provider Security ID	Ticker	Meeting Type

Dover Corp.	5/5/2023	260003108	DOV	Annual

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

	For	1. Election of Directors	Issuer
1a. D L DeHaas
1b. H J Gilbertson, Jr.
1c. K C Graham
1d. M F Johnston
1e. M Manley
1f. E A Spiegel
1g. R J Tobin
1h. S M Todd
1i. K E Wandell
For	For	2. To ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for 2023	Issuer
For	For	3. To approve, on an advisory basis, named executive officer compensation	Issuer
For 1 yr	For 1 yr	4. To approve, on an advisory basis, the frequency of holding an advisory vote on the executive compensation	Issuer
Against	Against	5. To consider a shareholder proposal regarding the approval of certain termination payments	Shareholder

Company Name	Meeting Date	Provider Security ID	Ticker	Meeting Type

Hubbell Inc.	5/23/2023	443510607	HUBB	Annual

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

	For	1. Election of Directors	Issuer
01 Gerben Bakker
02 Carlos Cardoso
03 Anthony Guzzi
04 Rhett Hernandez
05 Neal Keating
06 Bonnie Lind
07 John Mally
08 Jennifer Pollino
09 John Russell
For	For	2. To approve, by non-binding vote, the compensation of our named executive officers as presented in the 2023 proxy statement	Issuer
For	For	3. To recommend, by non-binding vote, the frequency with which executive compensation will be subject to a shareholder vote	Issuer
For	For	4. To ratify the selection of PricewaterhouseCoopers LLP as independent registered public accounting firm for the year 2023	Issuer

Company Name	Meeting Date	Provider Security ID	Ticker	Meeting Type

Cohen & Steers, Inc.	5/4/2023	19247A100	CNS	Annual

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

	For	1. Election of Directors:	Issuer
For		1a. Martin Cohen
For		1b. Robert Steers
For		1c. Joseph Harvey
For		1d. Reena Aggarwal
For		1e. Frank Connor
For		1f. Peter Rhein
For		1g. Richard Simon
For		1h. Dasha Smith
For		1i. Edmond Villani
For	For	2. Ratification of Deloitte & Touche LLP as company's independent registered public accounting firm for the current fiscal year ending December 31, 2023	Issuer
For	For	3. Approval on a non-binding advisory vote, of the compensation of the company's named executive officers	Issuer
For 1 yr	For 1 yr	4. The determination with respect to the frequency of soliciting non-binding advisory votes on the compensation of the company's named executive officers	Issuer

Company Name	Meeting Date	Provider Security ID	Ticker	Meeting Type

3M Company	5/9/2023	88579Y101	MMM	Annual

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

	For	1. Election of Directors for a term of one year	Issuer
For		1a. Thomas "Tony" K Brown
For		1b. Anne H Chow
For		1c. David B Dillon
For		1d. Michael L Eskew
For		1e. James R Fitterling
For		1f. Amy E Hood
For		1g. Suzan Kereere
For		1h. Gregory R Page
For		1i. Pedro J Pizarro
For		1j. Michael F Roman
For	For	2. To ratify the appointment of PricewaterhouseCoopers LLP as 3M's independent registered public accounting firm	Issuer
For	For	3. Advisory approval of executive compensation	Issuer
For 1 yr	For 1 yr	4. Advisory approval on the frequency of advisory votes on executive compensation	Issuer

Company Name	Meeting Date	Provider Security ID	Ticker	Meeting Type

Eaton Corporation, PLC	4/26/2023	G29183103	ETN	Annual

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

	For	1. Election of Directors	Issuer
For		1a. Craig Arnold
For		1b. Oliver Leonetti
For		1c. Silvio Napoli
For		1d. Gregory R. Page
For		1e. Sandra Pianalto
For		1f. Robert V Pragada
For		1g. Lori J. Ryerkerk
For		1h. Gerald B. Smith
For		1i. Dorothy C Thompson
For		1j. Darryl L Wilson
For	For	2. Approving the appointment of Ernst & Young as independent auditor for 2023 and authorizing the Audit Committee of the Board of Directors to set its remuneration	Issuer
For	For	3. Approving on an advisory basis, the Company's executive compensation	Issuer
For 1 yr	For 1 yr	4. Approving, on an advisory basis, the frequency of executive compensation votes	Issuer
For	For	5. Approving a proposal to grant the Board authority to issue shares	Issuer
For	For	6. Approving a proposal to grant the Board authority to opt out of pre-emption rights	Issuer
For	For	7. Authorizing the Company and any subsidiary of the Company to make overseas market purchases of Company shares.	Issuer

Company Name	Meeting Date	Provider Security ID	Ticker	Meeting Type

Unitedhealth Group Inc.	6/5/2023	91324P102	UNH	Annual

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For	1. Election of Directors	Issuer
For		1a Timothy Flynn
For		1b Paul Garcia
For		1c Kristen Gil
For		1d Stephen Hemsley
For		1e Michele Hooper
For		1f F William McNabb III
For		1g Valerie Montgomery Rice
For		1h John Noseworthy MD
For		1i Andrew Witty
For		2. Advisory approval of the Company's executive compensation	Issuer
For 1 yr	For 1 yr	3. Advisory approval of the frequency of holding future say-on-pay votes	Issuer
For	For	4. Ratification of appointment of Deloitte & Touche LLP as independent registered public accounting firm for the Company for the year ending December 31, 2023	Issuer
For	Against	5. If properly presented at the 2023 Annual Meeting of Shareholders, the shareholder proposal seeking a third-party racial equity audit.	Shareholder
For	Against	6. If properly presented at the 2023 Annual meeting of Shareholders, the shareholder proposal requiring a political contributions congruency report	Shareholder
For	Against	7. If properly presented at the 2023 Annual Meeting of Shareholders, the shareholder proposal seeking shareholder ratification of termination pay.	Shareholder

Company Name	Meeting Date	Provider Security ID	Ticker	Meeting Type

Target Corporation6-14-23	6/5/2023	87612E106	TGT	Annual

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

	For	1. Election of Directors	Issuer
For		1a David Abney
For		1b Douglas M Baker Jr
For		1c George Barrett
For		1d Gail Boudreaux
For		1e Brian Cornell
For		1f Robert Edwards
For		1g Donald Knauss
For		1h Christine Leahy
For		1i Monica Lozano
For		1j Grace Puma
For		1k Derica Rice
For		1l Dmitri Stockton
For	For	2. Company proposal to ratify appointment of Erst & Young LL as our independent registered public accounting firm	Issuer
For	For	3. Company proposal to approve on an advisory basis, our executive compensation (say on pay)	Issuer
For	For	4. Company proposal to approve, on an advisory basis, the frequency of our Say on Pay votes (say on pay vote frequency	Issuer
For	For	5. Shareholder proposal to adopt a policy for an independent chairman	Shareholder

Company Name	Meeting Date	Provider Security ID	Ticker	Meeting Type

McKesson Crop	7/21/2023	58155Q103	MCK	Annual

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Election of Directors for a one-year term:	Issuer
For		1a Richard Carmona, M.D.
For		1b Dominic Caruso
For		1c W Roy Dunbar
For		1d James H Hinton
For		1e Donald R Knauss
For		1f Bradley E Lerman
For		1g Linda P Mantia
For		1h Maria Martinez
For		1i Susan R Salka
For		1j Brian S Tyler
For		1l Kathleen Wilson-Thompson
For	For	2 Ratification of appointment of Deloitte & Touche LLP as companys independent registered public accounting firm for fiscal year 2024	Issuer
For	For	3. Advisory vote on executive compensation	Issuer
For	For	4. Advisory vote on the frequency of the advisory vote on executive compensation	Issuer
Against	Against	5. Shareholder proposal requesting shareholder ratification of termination pay	Shareholder

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Listed Funds Trust

By (Signature and Title)*  /s/ Gregory C. Bakken
                                         Gregory C. Bakken
                                         President

Date:            8/29/2023

* Print the name and title of each signing officer under his or her signature.